SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	27.50%	27.50%